UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Orbitronix, LP

Address:   4343 Von Karman Ave.
           3rd Floor
           Newport Beach, CA 92660


Form 13F File Number: 28-14384


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Fariborz Maseeh
Title:  Manager of URBITRONIX, LLC, General Partner of Orbitronix, LP
Phone:  (949) 640-0801

Signature,  Place,  and  Date  of  Signing:

/s/ Fariborz Maseeh                Newport Beach, CA                  5/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              88

Form 13F Information Table Value Total:  $      211,823
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
PRO-DEX ORD (NMQ)                        COM            74265M205       15    6,000 SH       SOLE                  6,000      0    0
NOVABAY PHARMACEUTICALS ORD (ASE)        COM            66987P102       69   50,000 SH       SOLE                 50,000      0    0
SIRIUS XM RADIO INC (NMQ)                COM            82967N108      347  150,000 SH       SOLE                150,000      0    0
AK STEEL HOLDING ORD (NYS)               COM            001547108      378   50,000 SH       SOLE                 50,000      0    0
FRANCE TELECOM ADR REPSG 1 ORD (NYS)     SPONSOR ADR    35177Q105      446   30,000 SH       SOLE                 30,000      0    0
LINCOLN EDUCATIONAL SERVICES ORD (NMQ)   COM            533535100      674   85,226 SH       SOLE                 85,226      0    0
SELECT SECTOR UTI SELECT SPDR ETF (PSE)  SBI INT-UTILS  81369Y886    2,103   60,000 SH       SOLE                 60,000      0    0
ISHARES DOW JONE SELECT DIV INDX ETF     DJ SEL DIV INX 464287168    2,809   50,200 SH       SOLE                 50,200      0    0
(PSE)
CORNING ORD (NYS)                        COM            219350105    2,816  200,000 SH       SOLE                200,000      0    0
HEWLETT PACKARD ORD (NYS)                COM            428236103    3,575  150,000 SH       SOLE                150,000      0    0
ISHARES MSCI JAPAN INDEX ETF (PSE)       MSCI JAPAN     464286848    4,070  400,000 SH       SOLE                400,000      0    0
BERKSHIRE HATHWAY CL B ORD (NYS)         CL B           084670702   33,515  413,000 SH       SOLE                413,000      0    0
APPLE INC                                COM            037833100      248      500 SH  PUT  SOLE                    500      0    0
WHOLE FOODS MARKET INC                   COM            966837106      314    3,300 SH  CALL SOLE                  3,300      0    0
DIREXION DAILY FIN BULL 3X               DLY FIN BULL   25459Y694      326    3,500 SH  PUT  SOLE                  3,500      0    0
                                         NEW
CHIPOTLE MEXICAN GRILL INC               COM            169656105    1,900    4,000 SH  CALL SOLE                  4,000      0    0
WW GRAINGER INC                          COM            384802104    1,300    5,000 SH  CALL SOLE                  5,000      0    0
FEDEX CORP                               COM            31428X106      684    5,700 SH  CALL SOLE                  5,700      0    0
AUTOZONE INC                             COM            053332102    2,400    6,000 SH  CALL SOLE                  6,000      0    0
WALT DISNEY CO/THE                       COM            254687106      407    7,400 SH  CALL SOLE                  7,400      0    0
JOY GLOBAL INC                           COM            481165108      320    8,000 SH  PUT  SOLE                  8,000      0    0
CATERPILLAR INC                          COM            149123101    1,204    8,600 SH  CALL SOLE                  8,600      0    0
OCEANEERING INTL INC                     COM            675232102      585    9,000 SH  CALL SOLE                  9,000      0    0
BIOGEN IDEC INC                          COM            09062X103    1,350   10,000 SH  CALL SOLE                 10,000      0    0
CELGENE CORP                             COM            151020104      825   10,000 SH  CALL SOLE                 10,000      0    0
LULULEMON ATHLETICA INC                  COM            550021109    1,100   10,000 SH  CALL SOLE                 10,000      0    0
OCEANEERING INTL INC                     COM            675232102      700   10,000 SH  CALL SOLE                 10,000      0    0
ROSS STORES INC                          COM            778296103      600   10,000 SH  CALL SOLE                 10,000      0    0
US NATURAL GAS FUND LP                   UNIT NEW       912318201       80   10,000 SH  CALL SOLE                 10,000      0    0
CATERPILLAR INC                          COM            149123101    1,710   11,400 SH  CALL SOLE                 11,400      0    0
MCDONALD'S CORP                          COM            580135101    1,320   12,000 SH  CALL SOLE                 12,000      0    0
EXPRESS SCRIPTS HOLDING CO               COM            30219G108      304   13,500 SH  PUT  SOLE                 13,500      0    0
DIREXION DAILY FINL BEAR 3X              DLY FIN BEAR   25459W144      338   13,500 SH  PUT  SOLE                 13,500      0    0
                                         NEW
MCDONALD'S CORP                          COM            580135101    1,607   15,300 SH  CALL SOLE                 15,300      0    0
ISHARES BARCLAYS 20+ YEAR TR             BARCLYS 20+ YR 464287432    2,580   17,200 SH  CALL SOLE                 17,200      0    0
ANADARKO PETROLEUM CORP                  COM            032511107    2,300   20,000 SH  CALL SOLE                 20,000      0    0
COACH INC                                COM            189754104    2,000   20,000 SH  CALL SOLE                 20,000      0    0
DOLLAR TREE INC                          COM            256746108    2,100   20,000 SH  CALL SOLE                 20,000      0    0
FOSSIL INC                               COM            349882100    2,800   20,000 SH  CALL SOLE                 20,000      0    0
LOWE'S COS INC                           COM            548661107      680   20,000 SH  CALL SOLE                 20,000      0    0
LIMITED BRANDS INC                       COM            532716107    1,200   20,000 SH  CALL SOLE                 20,000      0    0
NIKE INC -CL B                           CL B           654106103    2,400   20,000 SH  CALL SOLE                 20,000      0    0
NIKE INC -CL B                           CL B           654106103    2,500   20,000 SH  CALL SOLE                 20,000      0    0
PETSMART INC                             COM            716768106    1,400   20,000 SH  CALL SOLE                 20,000      0    0
SIMON PROPERTY GROUP INC                 COM            828806109    3,400   20,000 SH  CALL SOLE                 20,000      0    0
UNDER ARMOUR INC-CLASS A                 CL A           904311107    2,300   20,000 SH  CALL SOLE                 20,000      0    0
UNITED RENTALS INC                       COM            911363109    1,100   20,000 SH  CALL SOLE                 20,000      0    0
UNITED TECHNOLOGIES CORP                 COM            913017109    1,900   20,000 SH  CALL SOLE                 20,000      0    0
VF CORP                                  COM            918204108    3,700   20,000 SH  CALL SOLE                 20,000      0    0
WHOLE FOODS MARKET INC                   COM            966837106    1,850   20,000 SH  CALL SOLE                 20,000      0    0
YUM! BRANDS INC                          COM            988498101    1,800   20,000 SH  CALL SOLE                 20,000      0    0
MOSAIC CO/THE                            COM            61945C103    1,000   20,000 SH  PUT  SOLE                 20,000      0    0
SUPERVALU INC                            COM            868536103       80   20,000 SH  PUT  SOLE                 20,000      0    0
FASTENAL CO                              COM            311900104    1,500   25,000 SH  CALL SOLE                 25,000      0    0
INTUIT INC                               COM            461202103    1,750   25,000 SH  CALL SOLE                 25,000      0    0
NISOURCE INC                             COM            65473P105      750   25,000 SH  CALL SOLE                 25,000      0    0
YUM! BRANDS INC                          COM            988498101    2,125   25,000 SH  CALL SOLE                 25,000      0    0


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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
RALPH LAUREN CORP                        COM            751212101    5,640   28,200 SH  CALL SOLE                 28,200      0    0
FAIR ISAAC CORP                          COM            303250104    1,500   30,000 SH  CALL SOLE                 30,000      0    0
TJX COMPANIES INC                        COM            872540109    1,275   30,000 SH  CALL SOLE                 30,000      0    0
ENTERGY CORP                             COM            29364G103    1,875   30,000 SH  PUT  SOLE                 30,000      0    0
SPDR S&P 500 ETF TRUST                   SPDR S&P 500   78462F103    3,450   30,000 SH  PUT  SOLE                 30,000      0    0
                                         ETF TR
LULULEMON ATHLETICA INC                  COM            550021109    1,117   31,900 SH  PUT  SOLE                 31,900      0    0
FIRST SOLAR INC                          COM            336433107      573   33,700 SH  PUT  SOLE                 33,700      0    0
JPMORGAN CHASE & CO                      COM            46625H100      676   33,800 SH  PUT  SOLE                 33,800      0    0
COACH INC                                COM            189754104    4,200   40,000 SH  CALL SOLE                 40,000      0    0
MONSTER BEVERAGE CORP                    COM            611740101    3,000   40,000 SH  CALL SOLE                 40,000      0    0
QUALCOMM INC                             COM            747525103    2,900   40,000 SH  CALL SOLE                 40,000      0    0
STARBUCKS CORP                           COM            855244109    2,600   40,000 SH  CALL SOLE                 40,000      0    0
SEAGATE TECHNOLOGY                       COM            G7945M107    1,480   40,000 SH  CALL SOLE                 40,000      0    0
HOME DEPOT INC                           COM            437076102    2,500   50,000 SH  CALL SOLE                 50,000      0    0
FREEPORT-MCMORAN COPPER                  COM            35671D857    1,700   50,000 SH  PUT  SOLE                 50,000      0    0
ULTRA PETROLEUM CORP                     COM            903914109    1,000   50,000 SH  PUT  SOLE                 50,000      0    0
FRONTIER COMMUNICATIONS CORP             COM            35906A108      349   58,100 SH  CALL SOLE                 58,100      0    0
ISHARES MSCI JAPAN INDEX FD              MSCI JAPAN     464286848      542   60,200 SH  PUT  SOLE                 60,200      0    0
ALCOA INC                                COM            013817101      700   77,800 SH  CALL SOLE                 77,800      0    0
GENERAL ELECTRIC CO                      COM            369604103    1,520   80,000 SH  CALL SOLE                 80,000      0    0
SPDR S&P 500 ETF TRUST                   SPDR S&P 500   78462F103   16,000  100,000 SH  CALL SOLE                100,000      0    0
                                         ETF TR
SPDR S&P 500 ETF TRUST                   SPDR S&P 500   78462F103   16,500  100,000 SH  CALL SOLE                100,000      0    0
                                         ETF TR
UTILITIES SELECT SECTOR SPDR             SBI INT-UTIL   81369Y886    3,700  100,000 SH  CALL SOLE                100,000      0    0
BERKSHIRE HATHAWAY-BLK CEDEA             CL B NEW       084670702    7,250  100,000 SH  PUT  SOLE                100,000      0    0
ENCANA CORP                              COM            292505104    1,500  100,000 SH  PUT  SOLE                100,000      0    0
ISHARES MSCI SOUTH KOREA IND             MSCI S KOREA   464286772    4,000  100,000 SH  PUT  SOLE                100,000      0    0
SUPERVALU INC                            COM            868536103      660  110,000 SH  PUT  SOLE                110,000      0    0
FRONTIER COMMUNICATIONS CORP             COM            35906A108      700  175,000 SH  PUT  SOLE                175,000      0    0
HEWLETT-PACKARD CO                       COM            428236103    3,862  183,900 SH  PUT  SOLE                183,900      0    0
ALCOA INC                                COM            013817101    2,200  200,000 SH  CALL SOLE                200,000      0    0
GENERAL ELECTRIC CO                      COM            369604103    3,200  200,000 SH  PUT  SOLE                200,000      0    0